Summary of Reorganization Items, Net (Parenthetical) (Detail) - BRL (R$) R$ in Thousands	9 Months Ended				12 Months Ended
	Sep. 30, 2018		Sep. 30, 2017	[1]	Dec. 31, 2017		Dec. 31, 2016
Reorganization Items [Line Items]
Professional fees	R$ 410,358	[1]	R$ 186,733		R$ 369,938	[2]	R$ 252,915	[2]
Professional advisors who are assisting with the bankruptcy process
Reorganization Items [Line Items]
Professional fees					R$ 369,000		R$ 253,000
Minimum
Reorganization Items [Line Items]
Discount rate	12.60%
Maximum
Reorganization Items [Line Items]
Discount rate	16.40%

[1]	Refers to professional advisors fees who are assisting with the bankruptcy process.
[2]	During the year ended December 31, 2017, and 2016 the Company incurred in R$369 million and R$253 million related to professional advisors who are assisting with the bankruptcy process, respectively.